CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (37,820,242)	$ 311,452,980	$ 96,226,437
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	69,837,152	52,279,855	34,120,465
Share-based compensation	7,958,434	5,955,047	4,278,502
(Gain) loss on change in fair value of investment in securities	295,715	812,929	(484,008)
Loss (gain) on change in fair value of derivatives	(9,495,084)	(9,475,794)	1,590,098
Loss on disposal of property, plant and equipment	3,586,877	1,772,161	210,039
Allowance for accounts receivable, net of recoveries	26,556,358	5,435,656	12,307,522
Allowance for other receivables	4,801,713	1,542,083	2,708,554
Inventory write-down	22,242,087	10,195,272	23,127,176
Allowance for (recovery of) advances to suppliers	9,456,713	163,445	(1,963,812)
Amortization of convertible bond issuance costs	2,101,948	3,899,771	3,905,195
Gain on repurchasing convertible senior notes	(2,341,290)
Changes in operating assets and liabilities:
Inventories	(192,894,750)	(8,167,579)	(18,593,528)
Project assets	23,216,361	(33,040,511)
Accounts receivable	(115,775,917)	(94,803,019)	(195,064,903)
Prepaid expenses and other current assets	(42,077,334)	(4,935,390)	(26,230,849)
Investment in securities		2,925,652	380,331
Advances to suppliers	(18,614,756)	(28,151,054)	24,140,624
Accounts payable	221,770,071	(2,406,437)	106,769,263
Amount due to related parties	6,079,370
Accrued expenses and other current liabilities	67,008,197	33,764,877	27,560,847
Accrued warranty costs	20,099,312	17,687,493	8,550,239
Other noncurrent liabilities	(4,029,184)	(5,179,337)	(1,060,183)
Income tax payable	(29,654,334)	21,282,640	9,225,207
Deferred taxes	(4,579,609)	(9,456,451)	(10,552,726)
Prepaid land use right	(5,800,534)	(9,625,161)
Net cash provided by operating activities	21,927,274	263,929,128	101,150,490
Investing activities:
Purchases of property, plant and equipment	(360,886,231)	(144,124,272)	(136,482,581)
Prepaid land use right			(507,169)
Subsidies of government for property, plant and equipment	2,315,542	7,454,208	7,476,804
Proceeds from sale of property, plant and equipment	1,523,598	3,622	150,388
Investments in affiliates	(3,910,984)	(155,888)
Decrease (increase) in restricted cash	(41,567,128)	33,970,278	(27,014,216)
Net cash used in investing activities	(402,525,203)	(102,852,052)	(156,376,774)
Financing activities:
Proceeds from exercise of share options	156,048	1,088,976	744,732
Proceeds from issuance of ordinary shares, net of issuance costs		176,271,078	141,536,815
Repurchase of convertible senior notes	(7,582,710)
Redemption of convertible senior notes	(320,000)
Proceeds from short-term bank borrowings	617,992,242	375,979,373	536,530,305
Repayment of short-term bank borrowings	(465,921,421)	(484,754,971)	(532,291,687)
Proceeds from long-term bank borrowings	298,922,413	117,461,375	182,516,037
Contribution from non-controlling interest holders	200,001
Net cash provided by financing activities	443,446,573	186,045,831	329,036,202
Effect of exchange rate changes	1,183,743	(433,227)	24,212
Net change in cash and cash equivalents	64,032,387	346,689,680	273,834,130
Cash and cash equivalents at the beginning of the year	752,747,586	406,057,906	132,223,776
Cash and cash equivalents at the end of the year	816,779,973	752,747,586	406,057,906
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	31,182,570	29,825,019	25,896,059
Income taxes paid	52,731,568	33,410,763	26,023,351
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in accounts payable	108,993,805	46,603,004	51,143,192
Settlement of advances to suppliers in exchange for investment in securities			$ 3,930,619